Labour restructuring	12 Months Ended
Dec. 31, 2012
Labour restructuring

4    Labour restructuring

In the fourth quarter of 2012, CP recorded a charge of $53 million ($39 million after-tax) for a labour restructuring initiative which was included in “Labour restructuring” in the Consolidated Statements of Income, and “Accounts payable and accrued liabilities” and “Other long-term liabilities” in the Consolidated Balance Sheets. The resulting position reductions are expected to be completed by the end of 2014, with the majority to be achieved in 2013.

At December 31, 2012, the provision for restructuring was $89 million (2011 – $55 million). The restructuring accrual is primarily for labour liabilities arising for restructuring plans, including those from prior year initiatives. Payments are expected to continue in diminishing amounts until 2025.

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2012	2011

Opening balance, January 1	$55	$72
Accrued(1)	54	8
Payments	(22)	(27)
Amortization of discount(2)	2	2

Closing balance, December 31	$89	$55

(1) Includes fourth quarter charge of $53 million.

(2) Amortization of discount is charged to income as “Compensation and benefits”.